Related Party Transactions - Summary of Related Parties Outstanding Balances of Receivables and Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Payables	₩ 8,824
Trade receivables [member]
Disclosure of transactions between related parties [line items]
Receviables	4,572	₩ 6,000
Trade receivables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Receviables	682	821
Trade receivables [member] | IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure of transactions between related parties [line items]
Receviables		4,614
Trade receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receviables	2,285	565
Trade receivables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Receviables	1,454
Trade receivables [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Receviables	151
Trade payables [member]
Disclosure of transactions between related parties [line items]
Payables	3,235
Trade payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	3,235
Other payables [member]
Disclosure of transactions between related parties [line items]
Payables	3,240	5,342
Other payables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Payables	299	513
Other payables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables	2,932	4,829
Other payables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Payables	9
Other payables [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Payables	8,824
Trade Payable [Member]
Disclosure of transactions between related parties [line items]
Payables		343
Trade Payable [Member] | Others [member]
Disclosure of transactions between related parties [line items]
Payables		343
Other Receivables [member]
Disclosure of transactions between related parties [line items]
Receviables	267,929	53,275
Other Receivables [member] | K Bank Inc.[Member]
Disclosure of transactions between related parties [line items]
Receviables	258,999	51,422
Other Receivables [member] | Others [member]
Disclosure of transactions between related parties [line items]
Receviables	2	₩ 1,853
Other Receivables [member] | Little Big Pictures [Member]
Disclosure of transactions between related parties [line items]
Receviables	7,645
Other Receivables [member] | K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Receviables	₩ 1,283